Capital Stock and Long-term Retention Plan - Stock awards (Details) - Long-Term Retention Plan EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($) EquityInstruments	Dec. 31, 2017 MXN ($) EquityInstruments	Dec. 31, 2016 MXN ($) EquityInstruments	Dec. 31, 2015 EquityInstruments	Dec. 31, 2014 EquityInstruments
Weighted-Average Exercise Price
Weighted-average remaining contractual life of the awards	1 year 3 months 11 days	1 year 3 months 11 days
CPOs
CPOs or CPOs Equivalent
Outstanding at beginning of year (in CPOs) | EquityInstruments	157,915	146,293
Conditionally sold (in CPOs) | EquityInstruments	32,500	37,000	39,000	39,000	39,000
Paid by employees (in CPOs) | EquityInstruments	(6,897)	(21,962)
Forfeited (in CPOs) | EquityInstruments	(4,467)	(3,416)
Outstanding at end of year (in CPOs) | EquityInstruments	179,051	157,915	146,293
To be paid by employees at end of year (in CPOs) | EquityInstruments	81,631	54,274
Weighted-Average Exercise Price
Outstanding at beginning of year (in pesos per CPO) | $	$ 79.75	$ 75.85
Conditionally sold (in pesos per CPO) | $	52.05	85.70
Paid by employees (in pesos per CPO) | $	41.09	44.89
Forfeited (in pesos per CPO) | $	79.38	86.40
Outstanding at end of year (in pesos per CPO) | $	75.77	79.75	$ 75.85
To be paid by employees at end of year (in pesos per CPO) | $	$ 78.48	$ 66.75